Commitments and Contingencies Commitments and Contingencies - Additional Information - Equinor (Details) - Randgrid Shuttle Tanker [Member] - USD ($)	1 Months Ended
	Nov. 30, 2017	Jun. 30, 2018
Loss Contingencies [Line Items]
Estimated claim	$ 100,000,000
Minimum
Loss Contingencies [Line Items]
Portion not accrued		$ 0
Maximum
Loss Contingencies [Line Items]
Portion not accrued		$ 4,000,000